AMC Loan ID	Customer Loan ID	Loan ID	Borrower Name	Original Loan Amount	State	Note Date	Occupancy	Purpose	QM Status	Overall Grade	Credit Exceptions	Credit Exception Information	Credit Exception Comments	Property Exceptions	Property Exception Information	Property Exception Comments	Compliance Grade	Compliance Exceptions	Compliance Exception Information	Compliance Exception Comments	Compliance Comp Factors	Compensating Factors	Subject to High Cost - Unable to Test	Disposition 1	Disposition 2	Fitch Final Rating	Moodys Final Rating	DBRS Final Rating	SP Final Rating	Kroll Final Rating	Morningstar Final Rating
214164853	XXXX	XXXX	XXXXXXXXXX	XXXXXXXXXX	FL	XXXXXXXXXX	Primary	Purchase	Non QM	3	3	[3] Miscellaneous Compliance - Other Compliance Exception (Manual Add)
[2] Federal Compliance - Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.: Loan Originator Compensation (Dodd-Frank 2014) - Loan Originator Compensation disclosure not provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.
[2] Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 12/XX/2015 disclosed a Total of Payments that does not match the actual total of payments for the loan. (Final/12/XX/2015)
[2] Federal Compliance - TRID Interim Closing Disclosure Borrower Paid Loan Costs Total Section C: TILA-RESPA Integrated Disclosure - Loan Costs: Closing Disclosure provided on 12/XX/2015 disclosed Total Services Borrower Did Shop For fees that does not match sum of fees. (Interim/12/XX/2015)
[2] Federal Compliance - TRID Interim Closing Disclosure Borrower Paid Loan Costs Total Section C: TILA-RESPA Integrated Disclosure - Loan Costs: Closing Disclosure provided on 12/XX/2015 disclosed Total Services Borrower Did Shop For fees that does not match sum of fees. (Initial/12/XX/2015)
[2] Federal Compliance - TRID Interim Closing Disclosure Closing Costs Subtotals Borrower Paid - At Closing: TILA-RESPA Integrated Disclosure - Other Costs: Closing Disclosure provided on 12/XX/2015 disclosed Total Closing Costs (Paid by Borrower at Closing) that does not match sum of fees. (Interim/12/XX/2015)
[2] Federal Compliance - TRID Interim Closing Disclosure Closing Costs Subtotals Borrower Paid - At Closing: TILA-RESPA Integrated Disclosure - Other Costs: Closing Disclosure provided on 12/XX/2015 disclosed Total Closing Costs (Paid by Borrower at Closing) that does not match sum of fees. (Initial/12/XX/2015)
[2] Federal Compliance - TRID Interim Closing Disclosure Prepaid Interest: TILA-RESPA Integrated Disclosure - Other Costs: Closing Disclosure provided on 12/XX/2015 disclosed prepaid interest under Prepaids that does not match calculated figures. (Interim/12/XX/2015)
[2] Federal Compliance - TRID Interim Closing Disclosure Prepaid Interest: TILA-RESPA Integrated Disclosure - Other Costs: Closing Disclosure provided on 12/XX/2015 disclosed prepaid interest under Prepaids that does not match calculated figures. (Initial/12/XX/2015)
[2] Federal Compliance - TRID Loan Estimate Title Fees: TILA-RESPA Integrated Disclosure - Other Costs: Loan Estimate provided on 12/1/2015 did not contain the "Title-" description. (Interim/12/XX/2015)
[2] Federal Compliance - TRID Loan Estimate Title Fees: TILA-RESPA Integrated Disclosure - Other Costs: Loan Estimate provided on 11/XX/2015 did not contain the "Title-" description. (Initial/11/XX/2015)
[2] Federal Compliance - TRID non-compliant:  Closing Disclosure Contact Information is incomplete.
[2] Federal Compliance - TRID non-compliant: Fees were not reflected in the correct section of the disclosure.
[1] Federal Compliance - TRID Final Closing Disclosure Borrower Paid Loan Costs Total Section C: TILA-RESPA Integrated Disclosure - Loan Costs: Final Closing Disclosure provided on 12/XX/2015 disclosed Total Services Borrower Did Shop For (Section C) that does not match sum of fees. (Final/12/XX/2015)
[1] Federal Compliance - TRID Final Closing Disclosure Closing Costs Subtotals Borrower Paid - At Closing: TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on 12/XX/2015 disclosed Total Closing Costs (Paid by Borrower at Closing) that does not match sum of fees. (Final/12/XX/2015)
[1] Federal Compliance - TRID Final Closing Disclosure Prepaid Interest: TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on 12/XX/2015 disclosed prepaid interest under Prepaids that does not match calculated figures. (Final/12/XX/2015)
[1] Federal Compliance - TRID - Good Faith Fee Tolerance: TILA-RESPA Integrated Disclosure - Good Faith Violation: Fee Attorney's Fee (Closing Agent and Other) provided on Final Closing Disclosure was not previously disclosed to the borrower. (81767)
[1] Federal Compliance - TRID - Good Faith Fee Tolerance: TILA-RESPA Integrated Disclosure - Good Faith Violation: Fee title search provided on Final Closing Disclosure was not previously disclosed to the borrower. (81797)
[1] Federal Compliance - TRID - Good Faith Fee Tolerance: TILA-RESPA Integrated Disclosure - Good Faith Violation: Fee real estate flat fee commission provided on Final Closing Disclosure was not previously disclosed to the borrower. (81796)
[1] Federal Compliance - TRID - Good Faith Fee Tolerance: TILA-RESPA Integrated Disclosure - Good Faith Violation: Fee property taxes provided on Final Closing Disclosure was not previously disclosed to the borrower. (81724)
[1] Federal Compliance - TRID - Good Faith Fee Tolerance: TILA-RESPA Integrated Disclosure - Good Faith Violation: Fee Municipal Lien Certificate Fee (MLC) provided on Final Closing Disclosure was not previously disclosed to the borrower. (81723)
[1] Federal Compliance - TRID - Good Faith Fee Tolerance: TILA-RESPA Integrated Disclosure - Good Faith Violation: Fee Insurance Prepaid - Other 1 provided on Final Closing Disclosure was not previously disclosed to the borrower. (8931)
[1] Federal Compliance - TRID - Good Faith Fee Tolerance: TILA-RESPA Integrated Disclosure - Good Faith Violation: Fee Insurance Reserves - Other 1 provided on Final Closing Disclosure was not previously disclosed to the borrower. (8147)	Miscellaneous Compliance - Other Compliance Exception (Manual Add): TRID Compliance: Post Closing Disclosure dated 1/XX/2016 project payments, product information and the AIR table were disclosed incorrectly. It appears they redisclosed the loan as a 7/1 ARM. (Per the note it is a 1/1 ARM with a 7 year IO period).
Federal Compliance - TRID Final Closing Disclosure Total Of Payments: Closing Disclosure reflects $2,347,649.11 and calculations reflect $2,349,343.74, a $1694.60 difference.  Lender reflects a $1700 negative fee in section C that was added into the calculations.  Credit should be in Section J.
Federal Compliance - TRID Interim Closing Disclosure Borrower Paid Loan Costs Total Section C: Closing Disclosure reflects a $1700 Negative fee entered (butler rebate).  This section does not allow negative fees.  Should be in credit section. Note:  There are 2 disclosures dated 12/XX/2015.
Federal Compliance - TRID Interim Closing Disclosure Borrower Paid Loan Costs Total Section C: Closing Disclosure reflects a $1700 Negative fee entered (butler rebate).  This section does not allow negative fees.  Should be in credit section.
Federal Compliance - TRID Interim Closing Disclosure Closing Costs Subtotals Borrower Paid - At Closing: Closing Disclosure reflects a $1700 negative fee in section C.  This section does not allow negative fees.  Should be in credit section.  Total Closing costs on the disclosure reflects $49333.93, calculations reflect $51033.93. Note: There are 2 disclosures dated 12/XX/2015.
Federal Compliance - TRID Interim Closing Disclosure Closing Costs Subtotals Borrower Paid - At Closing: Closing Disclosure reflects a $1700 negative fee in section C.  This section does not allow negative fees.  Should be in credit section.  Total Closing costs on the disclosure reflects $49333.93, calculations reflect $51033.93.
Federal Compliance - TRID Interim Closing Disclosure Prepaid Interest: Closing disclosure reflects $187.89 per day from 12/XX/2015 to 1/1/2016 at $1,691.02 (9 days).  Should be $1,878.90 (10 days).  Note there are 2 disclosures dated 12/XX/2015.
Federal Compliance - TRID Interim Closing Disclosure Prepaid Interest: Closing disclosure reflects $187.89 per day from 12/XX/2015 to 1/1/2016 at $1,691.02 (9 days).  Should be $1,878.90 (10 days).
Federal Compliance - TRID Loan Estimate Title Fees: LE shows Courier Fee, E-Recording Fee, Endorsements Fee, FL Statutory Surcharge Fee, and Survey.
Federal Compliance - TRID Loan Estimate Title Fees: LE shows Courier Fee, E-Recording Fee, Endorsements Fee, FL Statutory Surcharge Fee, and Survey.
Federal Compliance - TRID non-compliant:  Closing Disclosure Contact Information is incomplete.: Missing Realtor contact information.
Federal Compliance - TRID non-compliant: Fees were not reflected in the correct section of the disclosure.: Closing Disclosure dated 12/182015, 12/XX/2015, and 01/XX/2015 shows Butler Rebate in Section C for -$1,700 should be in section J.
Federal Compliance - TRID Final Closing Disclosure Borrower Paid Loan Costs Total Section C: Closing Disclosure reflects a $1700 Negative fee entered (butler rebate).  This section does not allow negative fees.  Should be in credit section. Note: There are 2 disclosures dated 12/XX/2015.
Federal Compliance - TRID Final Closing Disclosure Closing Costs Subtotals Borrower Paid - At Closing: Closing Disclosure reflects a $1700 negative fee in section C.  This section does not allow negative fees.  Should be in credit section.  Total Closing costs on the disclosure reflects $49333.93, calculations reflect $51033.93. Note: There are 2 disclosures dated 12/XX/2015.
Federal Compliance - TRID Final Closing Disclosure Prepaid Interest: Closing Disclosures reflects $187.89 per day from 12/XX/2015 to 1/1/2016 at $1,691.02 (9 days). Should be $1878.80 (10 days). Note: There are 2 disclosures dated 12/XX/2015.	REVIEWER - WAIVED COMMENT (2016-06-28): AMC waived Exception: outside of the SFIG RMBS 3.0 TRID Compliance Review Scope
REVIEWER - WAIVED COMMENT (2016-06-28): AMC waived Exception: outside of the SFIG RMBS 3.0 TRID Compliance Review Scope
REVIEWER - WAIVED COMMENT (2016-06-28): AMC waived Exception: outside of the SFIG RMBS 3.0 TRID Compliance Review Scope
REVIEWER - WAIVED COMMENT (2016-06-28): AMC waived Exception: outside of the SFIG RMBS 3.0 TRID Compliance Review Scope
REVIEWER - WAIVED COMMENT (2016-06-28): AMC waived Exception: outside of the SFIG RMBS 3.0 TRID Compliance Review Scope
REVIEWER - WAIVED COMMENT (2016-06-28): AMC waived Exception: outside of the SFIG RMBS 3.0 TRID Compliance Review Scope
REVIEWER - WAIVED COMMENT (2016-06-28): AMC waived Exception: outside of the SFIG RMBS 3.0 TRID Compliance Review Scope
REVIEWER - WAIVED COMMENT (2016-06-28): AMC waived Exception: outside of the SFIG RMBS 3.0 TRID Compliance Review Scope
REVIEWER - WAIVED COMMENT (2019-12-12): Removed from scope based on SFA Grid 3.0. Exception regraded to EV1-A
REVIEWER - WAIVED COMMENT (2019-12-12): Removed from scope based on SFA Grid 3.0. Exception regraded to EV1-A
REVIEWER - WAIVED COMMENT (2019-12-12): Removed from scope based on SFA Grid 3.0. Exception regraded to EV1-A
REVIEWER - WAIVED COMMENT (2019-12-12): Removed from scope based on SFA Grid 3.0. Exception regraded to EV1-A
REVIEWER - WAIVED COMMENT (2019-12-12): Removed from scope based on SFA Grid 3.0. Exception regraded to EV1-A
REVIEWER - WAIVED COMMENT (2019-12-12): Removed from scope based on SFA Grid 3.0. Exception regraded to EV1-A
REVIEWER - WAIVED COMMENT (2019-12-12): Removed from scope based on SFA Grid 3.0. Exception regraded to EV1-A
REVIEWER - WAIVED COMMENT (2019-12-12): Removed from scope based on SFA Grid 3.0. Exception regraded to EV1-A
REVIEWER - WAIVED COMMENT (2019-12-12): Removed from scope based on SFA Grid 3.0. Exception regraded to EV1-A
REVIEWER - WAIVED COMMENT (2019-12-12): Removed from scope based on SFA Grid 3.0. Exception regraded to EV1-A	Federal Compliance - Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effective 1/10/14, this amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.
Effective 1/10/2014 in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Interim Closing Disclosure Borrower Paid Loan Costs Total Section C: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Interim Closing Disclosure Borrower Paid Loan Costs Total Section C: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Interim Closing Disclosure Closing Costs Subtotals Borrower Paid - At Closing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Interim Closing Disclosure Closing Costs Subtotals Borrower Paid - At Closing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Interim Closing Disclosure Prepaid Interest: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Interim Closing Disclosure Prepaid Interest: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Loan Estimate Title Fees: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Loan Estimate Title Fees: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID non-compliant:  Closing Disclosure Contact Information is incomplete.: TILA - 1yr affirmative

Federal Compliance - TRID non-compliant: Fees were not reflected in the correct section of the disclosure.: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Borrower Paid Loan Costs Total Section C: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Closing Costs Subtotals Borrower Paid - At Closing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Prepaid Interest: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID - Good Faith Fee Tolerance: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID - Good Faith Fee Tolerance: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID - Good Faith Fee Tolerance: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID - Good Faith Fee Tolerance: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID - Good Faith Fee Tolerance: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID - Good Faith Fee Tolerance: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																					Federal Compliance - TRID - Good Faith Fee Tolerance: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.				-	C	C	C	C	C	C
214164854	XXXX	XXXX	XXXXXXXXXX	XXXXXXXXXX	PA	XXXXXXXXXX	Primary	Refinance Cash-out - Other	Non QM	3	[3] Application / Processing - Missing Document: Fraud Report not provided	Fraud Report was not located in file.	2	[2] Federal Compliance - Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.: Loan Originator Compensation (Dodd-Frank 2014) - Loan Originator Compensation disclosure not provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.
[2] Federal Compliance - TRID Final Closing Disclosure Liability After Foreclosure Missing: TILA-RESPA Integrated Disclosure - Other Disclosures: Final Closing Disclosure provided on 12/XX/2015 did not disclose the Liability After Foreclosure statement. (Final/12/XX/2015)
[2] Federal Compliance - TRID Interim Closing Disclosure Fee Terminology and Order: TILA-RESPA Integrated Disclosure: Closing Disclosure provided on 12/9/2015 did not use the same fee terminology or did not list the fees in the same sequential order as the Loan Estimate. (Initial/12/XX/2015)
[2] Federal Compliance - TRID Interim Closing Disclosure Homeowner's Insurance Premium Months: TILA-RESPA Integrated Disclosure - Other Costs: Closing Disclosure provided on 12/9/2015 disclosed homeowner's insurance under Prepaids that does not match amount per month calculation. (Initial/12/XX/2015)
[2] Federal Compliance - TRID Interim Closing Disclosure Liability After Foreclosure Missing: TILA-RESPA Integrated Disclosure - Other Disclosures: Closing Disclosure provided on 12/9/2015 did not disclose the Liability After Foreclosure statement. (Initial/12/XX/2015)
[2] Federal Compliance - TRID Interim Closing Disclosure Prepaid Interest: TILA-RESPA Integrated Disclosure - Other Costs: Closing Disclosure provided on 12/9/2015 disclosed prepaid interest under Prepaids that does not match calculated figures. (Initial/12/XX/2015)
[2] Federal Compliance - TRID Interim Closing Disclosure Without Seller - Closing Costs Financed: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Closing Disclosure provided on 12/9/2015 disclosed an inaccurate Closing Costs Financed amount. (Initial/12/XX/2015)
[2] Federal Compliance - TRID Loan Estimate Title Fees: TILA-RESPA Integrated Disclosure - Other Costs: Loan Estimate provided on 10/XX/2015 did not contain the "Title-" description. (Initial/10/XX/2015)
[2] Federal Compliance - TRID -  Zero Percent Fee Tolerance: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for School Tax.  Fee Amount of $4744.11 exceeds tolerance of $0.00. (8804)
[1] Federal Compliance - TRID Final Closing Disclosure Fee Terminology and Order: TILA-RESPA Integrated Disclosure: Final Closing Disclosure provided on 12/XX/2015 did not use the same fee terminology or did not list the fees in the same sequential order as the Loan Estimate. (Final/12/XX/2015)
[1] Federal Compliance - TRID Final Closing Disclosure Homeowner's Insurance Premium Months: TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on 12/XX/2015 disclosed homeowner's insurance under Prepaids that does not match amount per month calculation. (Final/12/XX/2015)
[1] Federal Compliance - TRID Final Closing Disclosure Prepaid Interest: TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on 12/XX/2015 disclosed prepaid interest under Prepaids that does not match calculated figures. (Final/12/XX/2015)
[1] Federal Compliance - TRID Final Closing Disclosure Without Seller - Closing Costs Financed: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 12/XX/2015 disclosed Closing Costs Financed that does not match actual amount of closing costs financed. (Final/12/XX/2015)
[1] Federal Compliance - TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 12/XX/2015 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/12/XX/2015)
[1] Federal Compliance - TRID - Good Faith Fee Tolerance: TILA-RESPA Integrated Disclosure - Good Faith Violation: Fee School Tax provided on Final Closing Disclosure was not previously disclosed to the borrower. (8142)
[1] Federal Compliance - TRID - Good Faith Fee Tolerance: TILA-RESPA Integrated Disclosure - Good Faith Violation: Fee Tax Claim 2012 2013 2014 provided on Final Closing Disclosure was not previously disclosed to the borrower. (81724)	Federal Compliance - TRID Final Closing Disclosure Liability After Foreclosure Missing: Neither box checked.
Federal Compliance - TRID Interim Closing Disclosure Fee Terminology and Order: LE did not have "Title" in front of Courier Fee, CPL Fee, Endorsements Fee or Tax Search Fee.  CD has the word "Title in front of CPL Fee, but has renamed courier fee to "Title - Shipping & Handling".
Federal Compliance - TRID Interim Closing Disclosure Homeowner's Insurance Premium Months: Disclosed 1121.12.  Calculated $1223.04.  Dif of $101.92.   Note: Annual Premium shows $1223.00  Pg 420
Federal Compliance - TRID Interim Closing Disclosure Liability After Foreclosure Missing: Neither box is checked
Federal Compliance - TRID Interim Closing Disclosure Prepaid Interest: Disclosed $425.35.  Calculated $455.70.  Dif of $30.35
Federal Compliance - TRID Interim Closing Disclosure Without Seller - Closing Costs Financed: Disclosed 16,414.58.  Calculated 16,864.58.  Diff $450.00
Federal Compliance - TRID Loan Estimate Title Fees: LE did not have "Title" in front of Courier Fee, CPL Fee, Endorsements Fee or Tax Search Fee.  CD has the word "Title in front of CPL Fee, but has renamed courier fee to "Title - Shipping & Handling".
Federal Compliance - TRID Final Closing Disclosure Fee Terminology and Order: LE did not have "Title" in front of Courier Fee, CPL Fee, Endorsements Fee or Tax Search Fee.  CD has the word "Title in front of CPL Fee, but has renamed courier fee to "Title - Shipping & Handling".
Federal Compliance - TRID Final Closing Disclosure Homeowner's Insurance Premium Months: Disclosed 1121.12.  Calculated $1223.04.  Dif of $101.92.   Note: Annual Premium shows $1223.00  Pg 420
Federal Compliance - TRID Final Closing Disclosure Prepaid Interest: Disclosed $394.96; Calculated: 425.32.  Dif of $30.36
Federal Compliance - TRID Final Closing Disclosure Without Seller - Closing Costs Financed: Correct to reflect 38271.13
Federal Compliance - TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits: Disclosed $37,821.13.  Calculated $38,271.13.  Diff $450.00
Federal Compliance - TRID - Good Faith Fee Tolerance: Fee not disclosed on LE, but is now in Section H on CD.	REVIEWER - WAIVED COMMENT (2016-06-28): AMC waived Exception: outside of the SFIG RMBS 3.0 TRID Compliance Review Scope
REVIEWER - WAIVED COMMENT (2016-06-28): AMC waived Exception: outside of the SFIG RMBS 3.0 TRID Compliance Review Scope
REVIEWER - WAIVED COMMENT (2016-06-28): AMC waived Exception: outside of the SFIG RMBS 3.0 TRID Compliance Review Scope
REVIEWER - WAIVED COMMENT (2016-06-28): AMC waived Exception: outside of the SFIG RMBS 3.0 TRID Compliance Review Scope
REVIEWER - WAIVED COMMENT (2016-06-28): AMC waived Exception: outside of the SFIG RMBS 3.0 TRID Compliance Review Scope
REVIEWER - WAIVED COMMENT (2016-06-28): AMC waived Exception: outside of the SFIG RMBS 3.0 TRID Compliance Review Scope
REVIEWER - WAIVED COMMENT (2019-12-12): Removed from scope based on SFA Grid 3.0. Exception regraded to EV1-A
REVIEWER - WAIVED COMMENT (2019-12-12): Removed from scope based on SFA Grid 3.0. Exception regraded to EV1-A
REVIEWER - WAIVED COMMENT (2019-12-12): Removed from scope based on SFA Grid 3.0. Exception regraded to EV1-A
REVIEWER - WAIVED COMMENT (2019-12-12): Removed from scope based on SFA Grid 3.0. Exception regraded to EV1-A
REVIEWER - WAIVED COMMENT (2019-12-12): Removed from scope based on SFA Grid 3.0. Exception regraded to EV1-A
REVIEWER - WAIVED COMMENT (2019-12-12): Removed from scope based on SFA Grid 3.0. Exception regraded to EV1-A
REVIEWER - WAIVED COMMENT (2019-12-12): Removed from scope based on SFA Grid 3.0. Exception regraded to EV1-A	Federal Compliance - Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effective 1/10/14, this amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.
Effective 1/10/2014 in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - TRID Final Closing Disclosure Liability After Foreclosure Missing: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Interim Closing Disclosure Fee Terminology and Order: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Interim Closing Disclosure Homeowner's Insurance Premium Months: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Interim Closing Disclosure Liability After Foreclosure Missing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Interim Closing Disclosure Prepaid Interest: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Interim Closing Disclosure Without Seller - Closing Costs Financed: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Loan Estimate Title Fees: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID -  Zero Percent Fee Tolerance: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Fee Terminology and Order: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Homeowner's Insurance Premium Months: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Prepaid Interest: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Without Seller - Closing Costs Financed: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID - Good Faith Fee Tolerance: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																					Federal Compliance - TRID - Good Faith Fee Tolerance: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B	B